Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Instruments

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
As at December 31, 2019		$	$	$

Financial Assets
Long-term investments	50,000	30,807	-	80,807

As at December 31, 2018

Financial Assets
Long-term investments	166,668	115,841	-	282,509